condensed interim consolidated financial statements (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
condensed interim consolidated financial statements
Wireless handsets, parts and accessories	$ 266		$ 266		$ 375
Costs of goods sold	$ 384	$ 484	$ 786	$ 943